long-term debt (Details) $ in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities		$ 15,025		$ 13,999
Lease liabilities		1,554		102
Long-term debt		16,579		14,101	$ 14,145
Current liabilities		1,564	$ 1,016	836
Non-current		15,015	$ 14,466	13,265
TELUS Corporation notes
Details of long-term debt
Long-term debt excluding Lease liabilities		13,715		12,186
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities		293		774
Long-term debt	$ 224	293		774
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities		621		620
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities		$ 396		$ 419